UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Owl Creek Asset Management, L.P.
Address: 640 Fifth Avenue
         20th Floor
         New York, NY  10019

13F File Number:  028-11037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin
Title:     COO
Phone:     212-688-2550

Signature, Place, and Date of Signing:

 /s/   Dan Sapadin     New York, NY/USA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $2,664,416 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784    28891   881100 SH       SOLE                   881100        0        0
APPLE INC                      COM              037833100    70706   105990 SH       SOLE                   105990        0        0
BAIDU INC                      SPON ADR REP A   056752108     8309    71083 SH       SOLE                    71083        0        0
BMC SOFTWARE INC               COM              055921100    40760   982397 SH       SOLE                   982397        0        0
CITIGROUP INC                  COM NEW          172967424    47585  1454300 SH       SOLE                  1454300        0        0
DANA HLDG CORP                 COM              235825205     4592   373301 SH       SOLE                   373301        0        0
DECKERS OUTDOOR CORP           COM              243537107    25383   692755 SH       SOLE                   692755        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401    32594  3703881 SH       SOLE                  3703881        0        0
FOREST OIL CORP                COM PAR $0.01    346091705    83400  9869795 SH       SOLE                  9869795        0        0
IRON MTN INC                   COM              462846106    62230  1824400 SH       SOLE                  1824400        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184    19030   550000 SH  CALL SOLE                   550000        0        0
JPMORGAN CHASE & CO            COM              46625H100    75200  1857700 SH       SOLE                  1857700        0        0
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    77306   742757 SH       SOLE                   742757        0        0
LONE PINE RES INC              COM              54222A106    10036  6433581 SH       SOLE                  6433581        0        0
LOWES COS INC                  COM              548661107    62440  2064800 SH       SOLE                  2064800        0        0
NETAPP INC                     NOTE 1.750% 6/0  64110DAB0    71266 62000000 PRN      SOLE                 62000000        0        0
NEWS CORP                      CL A             65248E104   101357  4136181 SH       SOLE                  4136181        0        0
QUALCOMM INC                   COM              747525103   111571  1786000 SH       SOLE                  1786000        0        0
RALCORP HLDGS INC NEW          COM              751028101    31755   435000 SH       SOLE                   435000        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713     2312   101839 SH       SOLE                   101839        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739      379    18371 SH       SOLE                    18371        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754      585    27831 SH       SOLE                    27831        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103  1154639  8020000 SH  PUT  SOLE                  8020000        0        0
SUPERVALU INC                  COM              868536103     9802  4067100 SH       SOLE                  4067100        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   126317  3050405 SH       SOLE                  3050405        0        0
VERISIGN INC                   COM              92343E102    34326   704992 SH       SOLE                   704992        0        0
VIRGIN MEDIA INC               COM              92769L101    46243  1571832 SH       SOLE                  1571832        0        0
VISTEON CORP                   COM NEW          92839U206   125751  2828400 SH       SOLE                  2828400        0        0
WELLPOINT INC                  COM              94973V107    58341  1005700 SH       SOLE                  1005700        0        0
YAHOO INC                      COM              984332106   135987  8512500 SH       SOLE                  8512500        0        0
YRC WORLDWIDE INC              COM PAR $.01     984249607      838   123741 SH       SOLE                   123741        0        0
YRC WORLDWIDE INC              NOTE 10.000% 3/3 984249AB8     4485 15325733 PRN      SOLE                 15325733        0        0